Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	€ 3,050	€ 3,220
Total deferred tax liabilities	2,035	2,048
Total deferred tax assets, net	1,015	1,172
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	455	504
Total deferred tax liabilities	854	1,006
Property, plant and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	19	19
Total deferred tax liabilities	529	544
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	11	11
Total deferred tax liabilities	239	221
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	115	61
Total deferred tax liabilities	178	148
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	194	135
Total deferred tax liabilities	21	13
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	197	268
Total deferred tax liabilities	0	1
Other provisions and obligations
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	1,155	1,330
Total deferred tax liabilities	87	50
Contract liabilities/deferred income
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	631	553
Total deferred tax liabilities	4	6
Carryforwards of unused tax losses
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	108	131
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	57	56
Other
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets	108	152
Total deferred tax liabilities	€ 123	€ 59